Applicable laws and regulations - Schedule of applicable laws and regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Applicable laws and regulations
Ordinary primary capital, net of adjustments	$ 1,322,970	$ 1,195,914
Capital funds	1,675,484	1,341,031
Risk-weighted assets	$ 10,822,730	$ 9,873,772
Ordinary capital index	12.20%	12.10%
Ordinary capital total	14.10%	12.10%
Capital adequacy index	15.50%	13.60%